Capital and funding - Analysis of bonds and other loans (Details) € in Millions			12 Months Ended
	Nov. 26, 2025 EUR (€) tranche	Jul. 01, 2025 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Treasury Risk Management
Interest expense			€ 71
Increase in net debt			3,078	€ 2
Net debt			€ 3,000	€ 0
Maturity			7 years 6 months
Euro Medium Term Note programme
Treasury Risk Management
Proceeds from issue of bonds	€ 3,000
Number of tranches | tranche	4
Notional amount			€ 8,000
2.75% Notes 2029
Treasury Risk Management
Increase in net debt			€ 750
Interest rate			2.75%
3.25% Notes 2031
Treasury Risk Management
Increase in net debt			€ 750
Interest rate			3.25%
3.75% Notes 2034
Treasury Risk Management
Increase in net debt			€ 750
Interest rate			3.75%
4.00% Notes 2037
Treasury Risk Management
Increase in net debt			€ 750
Interest rate			4.00%
Intercompany facility to facilitate demerger
Treasury Risk Management
Notional amount		€ 11,000
Interest expense			€ 71
Increase in net debt		10,615
Intercompany facility to facilitate demerger | Magnum ICC Finance B.V.
Treasury Risk Management
Notional amount		€ 11,000